Summary of significant accounting policies - Accounts receivable and Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Accounts receivable, net	$ 44,252,051	$ 32,587,827
Other deposits and prepayments	259,752,148	322,170,208
Total current assets	4,493,212,025	4,889,207,126
Total assets	5,333,393,231	5,850,278,327	$ 6,446,279,290
Total equity	$ 107,412,382	$ 82,786,829	$ 413,229,237	$ 1,025,903,162